Retirement Plan (Details) - Humacyte, Inc. - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Qualified Plan
Defined Contribution Plan Disclosure [Line Items]
Employer's contribution for retirement plan	$ 0.3	$ 0.3	$ 0.6	$ 0.6
Plan 401 (K)
Defined Contribution Plan Disclosure [Line Items]
Employer's contribution Percentage for retirement plan	4.00%